Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2023
Stock-Based Compensation (Tables) [Line Items]
Schedule of Activities of the Plan	The table below summarizes the activities of the 2014 Plan during the years ended December 31, 2023 and 2022:
	Number of Options (in Shares)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Terms (in Years)	Aggregate Intrinsic Values
Balances as of January 1, 2022	385,531	$0.0001	5.68	$335,373
Granted	—	—
Exercised	—	—
Forfeited or cancelled	—	—
Balances as of December 31, 2022	385,531	0.0001	4.68	277,544
Granted	—	—
Exercised	(40,000)	0.0001		28,796
Forfeited or cancelled	—	—
Balances as of December 31, 2023	345,531	$0.0001	3.68	$615,011
Options vested and exerciseable – December 31, 2023	345,531	$0.0001	3.68	$615,011
Options vested and exerciseable – December 31, 2022	385,531	$0.0001	4.68	$277,544
The table below summarizes the activities of the 2018 Plan during the years ended December 31, 2023 and 2022:
	Number of Options (in Shares)	Weighted Average Exercise Price	Weighted Average Remaining Contractual Terms (in Years)	Aggregate Intrinsic Values
Balances as of January 1, 2022	7,048,675	$0.54	7.52	$2,332,498
Granted	1,286,641	0.59
Exercised	—	—
Forfeited or cancelled	(997,723)	0.54
Balances as of December 31, 2022	7,337,593	0.55	6.82	1,278,419
Granted	152,800	0.59
Exercised	—	—
Forfeited or cancelled	(446,144)	0.56
Balances as of December 31, 2023	7,044,249	$0.55	5.85	$8,674,871
Options vested and exercisable – December 31, 2023	3,684,387	$0.55	6.31	$4,527,387
Options vested and exercisable – December 31, 2022	3,338,817	$0.55	6.98	$318,041

Schedule of Equity-Classified Warrants	The table below represents the activity related to the Company’s equity-classified warrants during the years ended December 31, 2023 and 2022:
	Number of Common Stock – Warrant Shares	Weighted Average Exercise Price	Number of Preferred Stock – Warrant Shares	Weighted Average Exercise Price
Outstanding, December 31, 2021	3,560,000	$0.01	—	—
Granted	320,000	$0.01	—	—
Exercised	—	—	—	—
Forfeited or cancelled	—	—	—	—
Outstanding, December 31, 2022	3,880,000	$0.01	—	$—
Granted	—	—	3,700,000	1.78
Exercised	—	—	—	—
Forfeited or cancelled	—	—	(2,500,000)	(2.00)
Outstanding, December 31, 2023	3,880,000	$0.01	1,200,000	$1.34

Stock Option [Member]
Stock-Based Compensation (Tables) [Line Items]
Schedule of Fair Value of the Warrants Granted	The assumptions used to calculate the fair value of the options granted during the years ended December 31, 2023 and 2022 are as follows:
	2023	2022
Expected volatility	87.70% – 108.44%	84.24% – 87.55%
Expected term in years	6.06 – 6.11	5.27 – 6.11
Expected dividend yield	0.00%	0.00%
Risk-free interest rate	3.39% – 4.24%	2.86% – 3.85%
Fair value of common stock	$1.78	$0.72

Warrants [Member]
Stock-Based Compensation (Tables) [Line Items]
Schedule of Fair Value of the Warrants Granted	The assumptions used to calculate the fair value of the warrants granted during the Years Ended December 31, 2023 and 2022 are as follows:
	For the years ended December 31,
	2023	2022
Expected volatility	87 – 102%	67%
Expected life in years	0.45 – 5.0 years	7 years
Expected dividend yield	—	—
Risk-free interest rate	3.59% – 4.73%	1.67% – 2.85%